Income and Other Taxes - Reconciliation of Statutory Tax Rate to Effective Tax Rate (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Income Tax Disclosure [Abstract]
U.S. federal statutory income tax rate	35.00%		35.00%		35.00%
Nondeductible expense	2.60%		2.00%		6.30%
Effect of tax law changes	0.70%		0.20%		(0.20%)
Change in valuation allowance for deferred tax assets	(0.70%)		(0.30%)		2.60%
State taxes, net of federal benefit	2.10%		2.40%		2.00%
Audit and other tax return adjustments	(4.70%)		(1.00%)		(3.60%)
Tax-exempt income, credits and incentives	(2.60%)		(3.10%)		(3.90%)
Foreign rate differential adjusted for U.S. taxation of foreign profits	(11.80%)	[1]	(10.40%)	[1]	(6.70%)	[1]
Other	(0.10%)		(0.10%)		(0.10%)
Effective Income Tax Rate	20.50%		24.70%		31.40%
Income Taxes Paid	$ 137		$ 94		$ 49

[1]	(1)The “U.S. taxation of foreign profits” represents the U.S. tax, net of foreign tax credits, associated with actual and deemed repatriations of earnings from our non-U.S. subsidiaries.